Net other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income (expense) [Abstract]
Schedule of net other income (expenses)
Net other income (expenses)

	For the year ended December 31,
(In $ million)	2019	2018	2017
Asset impairment charges, net of reversals	(101)	(240)	(44)
Gain (loss) on sale or disposal of businesses and non-current assets	(30)	8	(10)
Related party management fee (refer to note 21)	(27)	(27)	(29)
Unrealized gain (loss) on derivatives (refer to note 20)	13	(22)	1
Other	15	4	7
Net other income (expenses)	(130)	(277)	(75)